Other current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other current financial liabilities,
Summary of other current financial liabilities

in EUR	12/31/2021	12/31/2020
Customers with credit balances	104,967	174,870
Financial liabilities due to third parties	2,387,683	775,922
Invoices not yet received	4,570,272	2,681,136
Miscellaneous other financial liabilities	191,253	317,144
Total	7,254,176	3,949,072